MADISON MOSAIC FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele:  608.274.0300; Fax:  608.663.9010

March 2, 2012

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:           Madison Mosaic Equity Trust (SEC File Nos. 002-80805; 811-03615) Rule 497(j) Filing

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by Madison Mosaic Equity Trust (the "Company") after the effective date of the most recently filed post-effective amendment to the Company's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (1) the form of Prospectus and the form of Statement of Additional Information for the Company that would have been filed under Rule 497(c) by the Company would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recently filed post-effective amendment and (2) the text of the Company's post-effective amendment was filed electronically on March 1, 2012 (which became effective immediately on filing).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

(signature)

Pamela M. Krill
General Counsel and Chief Legal Officer